Trade and Other Receivables (Details) - USD ($)	Dec. 31, 2015	Jun. 30, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable	$ 761,158	$ 2,553,350
Trade receivables	54,879,148	56,339,927
Less: Allowance for doubtful accounts	(3,538,562)	(2,521,648)
Trade receivables - net	51,340,586	53,818,279
Other receivables	47,503,510	41,376,604
Prepayments and deposits	6,026,927	22,626,755
Trade and other receivables, Total	$ 105,632,181	$ 120,374,988